Business Combination - Narrative (Details) - USD ($)			1 Months Ended
	Dec. 16, 2020	Mar. 02, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Recapitalization exchange ratio	0.7471%			0.7471%	0.7471%
Common stock, shares outstanding (in shares)	369,797,524			328,000,000		56,620,419
Cash consideration	$ 566,204,152
Number of shares issued in private placement (in shares)	15,853,052	69,000,000.0
Stock sold, price per share (in dollars per share)	$ 10.00	$ 10.00	$ 43.11
Aggregate consideration	$ 158,500,000		$ 11,700,000
Shares authorized (in shares)	635,000,000			635,000,000
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)				625,000,000	625,000,000		625,000,000
Preferred stock, shares authorized (in shares)	10,000,000			10,000,000	10,000,000		10,000,000
Class A common stock, par value $0.0001 per share
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)					292,000,000	102,614,847	212,000,000
Merger consideration in shares (in shares)	191,932,860
Number of shares issued in private placement (in shares)	15,853,052
Stock sold, price per share (in dollars per share)	$ 10.00
Aggregate consideration	$ 158,500,000
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	500,000,000			500,000,000	500,000,000		500,000,000
Class B Common Stock
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)				69,000,000	78,000,000	332,690,933	74,000,000
Merger consideration in shares (in shares)	76,663,551
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	125,000,000			125,000,000	125,000,000		125,000,000
Preferred stock, shares authorized (in shares)	10,000,000
Stock Election Shareholders
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)						359,518,849
Cash Election Shareholders
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)	75,786,931
Sponsor
Business Acquisition [Line Items]
Shares in escrow (in shares)	5,000,000
Common Shareholders [Member]
Business Acquisition [Line Items]
Shares in escrow (in shares)	5,000,000